Segmented Information (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segmented Information [Abstract]
Approximate percentage of the Company's freight revenues from national accounts (in hundredths)	90.00%
Segment Reporting Information [Line Items]
Revenues	9,028	[1]	8,297	[1]	7,367	[1]
Net income	2,457		2,104		1,854
Properties	23,917		22,917
Largest customer percentage of total revenues (in hundredths)	3.00%		3.00%		3.00%
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	6,169		5,630		4,971
Net income	1,836		1,498		1,436
Properties	13,824		13,312
U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	2,859		2,667		2,396
Net income	621		606		418
Properties	10,093		9,605

[1]	For the years ended December 31, 2011, 2010 and 2009, the largest customer represented approximately 3% of total revenues for each year.